Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Shareholder remuneration system and earnings per share
Earnings per share basic and diluted
Basic earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (see note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during that period, excluding the average number of own shares held through that period.
Accordingly:

	2020	2019	2018
Profit (Loss) attributable to the Parent (EUR million)	(8,771)	6,515	7,810
Remuneration of contingently convertible preference shares (CCP) (EUR million) (Note 23)	(552)	(595)	(560)
	(9,323)	5,920	7,250
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (PPC net) (EUR million)	(9,323)	5,920	7,250
Weighted average number of shares outstanding	17,316,288,908	16,348,415,883	16,150,090,739
Impact factor correction*	Not applicable	710,800,691	702,177,858
Adjusted number of shares	17,316,288,908	17,059,216,574	16,852,268,597
Basic earnings (Loss) per share (euros)	(0.538)	0.347	0.430
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	(0.538)	0.347	0.430
*    Correction factor for the capital increase released on 3 December 2020 (see notes 1.d and 31.a).
ii. Diluted earnings / loss per share
Diluted earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (see note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).
Accordingly, diluted earnings/loss per share were determined as follows:

	2020	2019	2018
Profit (Loss) attributable to the Parent (EUR million)	(8,771)	6,515	7,810
Remuneration of contingently convertible preference shares (CCP) (EUR million) (Note 23)	(552)	(595)	(560)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	(9,323)	5,920	7,250
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and CCP) (EUR million)	(9,323)	5,920	7,250
Weighted average number of shares outstanding	17,316,288,908	16,348,415,883	16,150,090,739
Dilutive effect of options/rights on shares	Not applicable	35,891,644	42,873,078
Impact factor correction*	Not applicable	712,361,197	704,041,905
Adjusted number of shares	17,316,288,908	17,096,668,724	16,897,005,722
Diluted earnings (Loss) per share (euros)	(0.538)	0.346	0.429
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	(0.538)	0.346	0.429
* Correction factor for the capital increase released on 3 December 2020 (see notes 1.d and 31.a).